Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000215717
Shareholder Report [Line Items]
Fund Name	Anfield Dynamic Fixed Income ETF
Trading Symbol	ADFI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Dynamic Fixed Income ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Dynamic Fixed Income ETF	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (August 17, 2020)
Anfield Dynamic Fixed Income ETF - NAV	1.90%	-1.16%
Bloomberg U.S. Aggregate Bond Index	3.38%	-0.94%
Bloomberg U.S. Intermediate Aggregate Bond Index	4.25%	0.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Aug. 17, 2020
AssetsNet	$ 47,537,452
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 367,402
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,537,452
Number of Portfolio Holdings	7
Advisory Fee	$367,402
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	99.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares U.S. Treasury Bond ETF	24.5%
iShares iBoxx $ Investment Grade Corporate Bond	18.0%
iShares MBS ETF	16.9%
iShares 7-10 Year Treasury Bond ETF	13.8%
Janus Henderson AAA CLO ETF	10.0%
Janus Henderson B-BBB CLO ETF	9.9%
SPDR Bloomberg High Yield Bond ETF	6.8%